October 12, 2012

Via EDGAR

Ms. Karen Rossotto

Senior Counsel

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington D.C. 20549

Re:	Principal Funds, Inc. File Numbers. 033-59474, 811-07572 Post-Effective Amendment No. 118 to the Registration Statement on Form N-1A

Dear Ms. Rossotto,

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (“the Amendment”).

The Amendment to the Registrant’s registration statement is being filed as an annual update for the Registrant’s series with an August 31 fiscal year end and to add a new series (Global Opportunities Fund in Institutional Class shares). In the Amendment, the prospectus information for Institutional Class shares is being combined with the information for Classes R-1, R-2, R-3, R-4, and R-5. Because of this, there are sections that may appear as having been changed when the information has been consolidated from two prospectuses to one. The Registrant has also had sub-advisor changes since the last annual update.

The Amendment consists of the following: (1) Facing Page, (2) Part A (three separate prospectuses: (a) Classes A, C and P; (b) Class J; and (c) Classes Institutional, R-1, R-2, R-3, R-4, and R-5), (3) Part B (a Statement of Additional Information that includes each of the Registrant’s series with an August 31 fiscal year end), (4) Part C, and (5) signature pages.

The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, expense and performance information, other financial information, 5% and 25% ownership information, portfolio manager disclosure, and page number references.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Amendment is not being filed to update or amend the prospectuses or statements of additional information for the Registrant’s series with an October 31 fiscal year end.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills

Assistant Counsel, Registrant